Expense Example {- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD Income Fund - Fidelity Simplicity RMD Income Fund	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579